Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum estimated service period for players	6 months
Advertising expenses	$ 400	$ 1,200	$ 1,900
Prepaid advertising costs	0	1
Cumulative effect adjustment recorded to accumulated deficit	(1,056)	346
Adjustments Due to Adoption of New Leases Accounting Standard
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect adjustment recorded to accumulated deficit	$ 1,100
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account	$ 531	$ 518